SYSTEM COMPONENTS, OTHER PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
System Components Other Property And Equipment Net
Schedule of property and equipment, net

	System Components		Leased systems		Laboratory equipment and Computers	Office furniture and equipment	Leasehold Improvements	Total
Cost:
Balance as of January 1, 2025	$1,707		$8,181		$1,297	$448	$394	$12,027
Purchases	2,201		—		155	7	22	2,385
Transfer to Leased systems	(2,324)		2,324		—	—	—	—
Reductions	—		(765	)(**)	(752)	(225)	(57)	(1,799)
Balance as of December 31, 2025	1,584	(*)	9,740		700	230	359	12,613

Accumulated depreciation:
Balance as of January 1, 2025	—		4,222		1,089	222	76	5,609
Additions	—		875		90	25	33	1,023
Reductions	—		(217)		(752)	(225)	(57)	(1,251)

Balance as of December 31, 2025	—		4,880		427	22	52	5,381

Depreciated cost as of December 31, 2025	$1,584		$4,860		$273	$208	$307	$7,232

(*) Includes impairment provision of $607

(**) Classification to inventory - derived mainly from returned systems as well as sale of leased systems

December 31, 2024

				Laboratory equipment	Office furniture
	System Components	Leased systems		and Computers	and equipment	Leasehold improvements	Total
Cost
Balance as of January 1, 2024	$1,273	$8,494		$1,217	$225	$102	$11,311
Purchases	3,112	—		80	223	307	3,722
Transfer to Leased systems	(2,092)	2,092		—	—	—	—
Reductions	(586)	(2,405	)(**)	—	—	(15)	(3,006)
Balance as of December 31, 2024	1,707 (*)	8,181		1,297	448	394	12,027

Accumulated depreciation:
Balance as of January 1, 2024	—	4,794		1,006	90	59	5,949
Additions	—	1,111		83	132	32	1,358
Reductions	—	(1,683)		—	—	(15)	(1,698)

Balance as of December 31, 2024	—	4,222		1,089	222	76	5,609

Depreciated cost as of December 31, 2024	$1,707	$3,959		$208	$226	$318	$6,418

(*) Includes impairment provision of $464

(**) Classification to inventory - derived mainly from returned systems as well as sale of leased systems.